Consolidated Statements Of Income (Loss) (USD $) In Millions	2 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended
	May 01, 2011	Mar. 07, 2011	May 02, 2010	May 03, 2009	Jul. 31, 2011 Successor [Member]	Aug. 01, 2010 Predecessor [Member]
Net sales	$ 564.8	$ 3,101.3	$ 3,739.8	$ 3,626.9	$ 776.2	$ 804.6
Cost of products sold	457.0	2,073.6	2,510.6	2,622.7	554.4	537.9
Gross profit	107.8	1,027.7	1,229.2	1,004.2	221.8	266.7
Selling, general and administrative expenses	108.9	535.7	721.2	643.3	172.5	147.3
Transaction and related costs	82.8	68.8
Operating income (loss)	(83.9)	423.2	508.0	360.9	49.3	119.4
Interest expense	44.3	66.7	116.3	110.3	62.6	19.7
Other (income) expense	25.7	(5.2)	9.8	24.1	30.3	3.6
Income (loss) from continuing operations before income taxes	(153.9)	361.7	381.9	226.5	(43.6)	96.1
Provision (benefit) for income taxes	(49.0)	139.8	139.9	78.8	(16.0)	36.2
Income (loss) from continuing operations	(104.9)	221.9	242.0	147.7	(27.6)	59.9
Income (loss) from discontinued operations before income taxes	0.6	(1.7)	1.4	38.9		(0.2)
Provision (benefit) for income taxes	0.2	(2.6)	(0.9)	14.3		0.3
Income from discontinued operations	0.4	0.9	2.3	24.6		(0.5)
Net income (loss)	$ (104.5)	$ 222.8	$ 244.3	$ 172.3	$ (27.6)	$ 59.4